Deferred tax assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2024
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Summary of Deferred Tax Assets and Liabilities by Type of Temporary Difference
The amount of deferred tax assets and liabilities by type of temporary difference can be detailed as follows:

		2024			2023

Million US dollar	Assets	Liabilities	Net	Assets	Liabilities	Net

Property, plant and equipment	261	(2 026)	(1 766)	230	(2 115)	(1 885)
Intangible assets	139	(9 296)	(9 157)	143	(9 661)	(9 518)
Inventories	79	(88)	(9)	108	(78)	30
Trade and other receivables	24	-	24	43	-	43
Interest-bearing loans and borrowings	868	(406)	462	671	(451)	220
Employee benefits	365	(20)	345	431	(8)	423
Provisions	608	(39)	569	648	(44)	604
Derivatives	10	(101)	(90)	71	(17)	54
Other items	539	(1 352)	(813)	487	(1 180)	(693)
Loss carry forwards	1 606	-	1 606	1 782	-	1 782
Gross deferred tax assets/(liabilities)	4 500	(13 327)	(8 828)	4 614	(13 553)	(8 939)

Netting by taxable entity	(2 007)	2 007	-	(1 679)	1 679	-

Net deferred tax assets/(liabilities)	2 493	(11 321)	(8 828)	2 935	(11 874)	(8 939)

Summary of Change in Net Deferred Tax Assets and Liabilities
The change in net deferred taxes recorded in the consolidated statement of financial position can be detailed as follows:

Million US dollar	2024	2023	2022

Balance at 1 January	(8 939)	(9 518)	(10 235)
Recognized in profit or loss	311	689	701
Recognized in other comprehensive income	(38)	(54)	(177)
Other movements and effect of changes in foreign exchange rates	(161)	(56)	193
Balance at 31 December	(8 828)	(8 939)	(9 518)